Offerings - Offering: 1	Jul. 18, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	2,245,968
Proposed Maximum Offering Price per Unit | $ / shares	0.22495
Maximum Aggregate Offering Price	$ 505,230.51
Fee Rate	0.01531%
Amount of Registration Fee	$ 78.00
Offering Note	Represents an aggregate of 2,245,968 shares of Common Stock issuable to the Selling Stockholders upon exercise of the Warrants.Pursuant to Rule 416 under the Securities Act, the shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low price per share of the registrant’s Common Stock as reported on the NYSE American on July 15, 2025, which date is within five business days prior to filing this registration statement.